Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 102,208	$ 735	$ 151
Accounts receivable	22,421	1,142
Prepaid expenses	33,750	2,500
Marketable securities	24,000	38,000	136,000
Security deposit	2,500	2,500
Total current assets	184,879	44,877	136,151
Patents pending	32,500		0
Computer Equipment, net	1,078		0
Total assets	218,457	44,877	0
Current Liabilities:
Accounts payable and accrued expenses	30,193
Notes payable, related parties			3,300
Due to stockholder	62,536	69,934	13,350
Convertible promssory note, net of discount of $47,123	15,206
Derivative liability	62,753
Total current liabilities	170,688	69,934	16,650
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 18,900,000 (2012) and 9,999,000 (2011) shares issued and outstanding	18,900	9,999	750
Additional paid-in capital	917,600	313,301	189,250
Accumulated comprehensive loss	(166,000)	(152,000)	(54,000)
Accumulated deficit	(722,731)	(196,357)	(16,499)
Total stockholders' equity (deficiency)	47,769	(25,057)	119,501
Total liabilities and stockholders' equity (deficiency)	$ 218,457	$ 44,877	$ 136,151